           The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
                Money Market Funds
                ----------------------------------------------------------------
                Prospectus -- Class Z Shares

                November 18, 2005


(WHITE BAR)


   PRELIMINARY PROSPECTUS DATED SEPTEMBER 26, 2005

   SUBJECT TO COMPLETION








   COLUMBIA CASH RESERVES


   (FORMERLY, NATIONS CASH RESERVES)


   COLUMBIA MUNICIPAL RESERVES

   (FORMERLY, NATIONS MUNICIPAL RESERVES)




   THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.



   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   -----------------------------------
                             NOT FDIC INSURED
                   -----------------------------------
                              MAY LOSE VALUE
                   -----------------------------------
                            NO BANK GUARANTEE
                   -----------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS


IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.






 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 29.


YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.


This prospectus offers Class Z Shares of the Funds. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.345.6611 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP OR THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 15.

--------------------------------------------------------------------------------



COLUMBIA CASH RESERVES
  (FORMERLY, NATIONS CASH RESERVES)                              4
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES
  (FORMERLY, NATIONS CASH RESERVES)                              8
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     13
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       15


About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         17
  Distributions and taxes                                       23
  Legal matters                                                 26
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            27
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   29
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------



(LINE GRAPHIC      PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611 OR CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               6.02%    5.44%    5.62%    5.58%    5.22%    6.47%    4.22%    1.81%    1.09%    1.25%



              *Year-to-date return as of June 30, 2005: 1.28%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.66%
         WORST: 2ND QUARTER 2004:         0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                    1.25%     2.95%     4.25%      4.26%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS OCTOBER 10, 1990.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class Z Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              Class Z
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



                                                                        0.02%
         Other expenses                                                  -----



         Total annual Fund operating expenses                           0.27%



                                                                       (0.07)%
         Fee waivers and/or reimbursements                               -----



                                                                        0.20%
         Total net expenses(3)                                           =====


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in Class Z Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS Z SHARES                          $20       $80      $145       $336

COLUMBIA MUNICIPAL RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------



(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.


      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611 OR CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.80%    3.44%    3.60%    3.39%    3.16%    4.03%    2.67%    1.36%    0.95%    1.07%



              *Year-to-date return as of June 30, 2005: 0.99%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                  1.06%
         WORST: 1ST QUARTER 2004:                 0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                    1.07%     2.01%     2.74%      2.81%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS OCTOBER 23, 1990.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class Z Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              Class Z
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Other expenses                                                 0.02%
                                                                         -----



         Total annual Fund operating expenses                           0.27%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in Class Z Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS Z SHARES                          $20       $80      $145       $336

Other important information
(LINE GRAPH GRAPHIC)


You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:


      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.



      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.


      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, INC. AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


ON SEPTEMBER 30, 2005, BACAP WILL CHANGE ITS NAME TO COLUMBIA MANAGEMENT ADVISORS, LLC.


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INVESTMENT ADVISER


The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Funds described in this prospectus.


The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.


Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.


The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%


INVESTMENT SUB-ADVISERS


Columbia Funds and the Adviser engage one or more investment sub-advisers for certain Funds to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:


  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO REFERRED TO AS A SELLING OR SERVICING AGENT. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

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OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.

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COLUMBIA MANAGEMENT
ADVISORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

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Columbia Management Advisors, Inc. is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, Inc. a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds and is paid monthly.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.



In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

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COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

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Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
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Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

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WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

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This prospectus offers Class Z Shares of the Funds. Here are some general rules about this class of shares:

  - Class Z Shares are available to certain eligible investors. The eligible investors described below are subject to different minimum initial investment requirements. Eligible investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


     - Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

     - Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent;

     - Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code; or

     - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 MINIMUM INITIAL INVESTMENT


     - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares;
       (ii) who held Primary A Shares prior to the share class re-titling on August 22, 2005 (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by the Distributor;

     - Any trustee or director (or family member of a trustee or director) of any fund distributed by the Distributor;

     - Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

     - Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

     - Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

     - Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

You'll find more information about buying, selling and exchanging Class Z Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.345.6611 if you have any questions or you need help placing an order.

Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Class Z shares. Certain financial institutions and intermediaries that offer Class Z shares may have policies that clients holding Class Z shares through the financial institution or intermediary will automatically have their holdings converted to Class A shares at the time that they move their relationship away from the financial institution or intermediary. Generally, no sales charges or other charges will apply to such a conversion, however an investor should contact their financial institution or intermediary to learn the details of any such policy and also should talk to their tax adviser about the tax consequences of any such automatic conversion. In addition, Class A shares have higher operating costs which can reduce total returns.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

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A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

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HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):


  - 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves



  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves


First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:


  - 5:00 p.m. Eastern time for Columbia Cash Reserves except:



     - Orders must be received for Columbia Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year



  - 12:00 noon Eastern time for Columbia Municipal Reserves


Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

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THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

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(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Class Z Shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we reserve the right to cancel your order. We'll return any payment received for orders that have been cancelled.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

        - Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


SYSTEMATIC INVESTMENT PLAN


You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.



Here's how the plan works:



  - You can buy shares any day of the month or quarterly basis.



  - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your investment professional.



(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.


        - We can delay payment of the sale proceeds of Columbia Cash Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.



        - We can delay payment of the sale proceeds of Columbia Municipal Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act


AUTOMATIC WITHDRAWAL PLAN


The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your investment professional or us to set up the plan.



Here's how the plan works:



  - Your account balance must be at least $5,000 to set up the plan. Certain fee based accounts are not subject to the $5,000 requirement.



  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.



  - We'll send you a check or deposit the money directly to your bank account.



  - You can cancel the plan by giving your selling agent or us 30 days notice in writing.



It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.


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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

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(ARROW GRAPHIC)      EXCHANGING SHARES


      You can generally sell shares of a Fund to buy shares of another Columbia Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.


      Here's how exchanges work:

        - You can exchange Class Z shares of a Fund for Class Z shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

AUTOMATIC EXCHANGE FEATURE


The Automatic Exchange Feature lets you exchange $100 or more of Class Z shares any day of the month. You can contact your investment professional or us to set up the plan.



Here's how automatic exchanges work:



  - Send your request to the Transfer Agent in writing or call 1.800.345.6611.



  - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.



  - You can choose to have us transfer your money on any day of the month.


  - The rules for making exchanges apply to automatic exchanges.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.345.6611. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

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HOW TAXES AFFECT YOUR INVESTMENT


Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.


COLUMBIA MUNICIPAL RESERVES



In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves of its tax-exempt interest income. Distributions from this Fund, however, may be subject to state, local and other taxes.



Although this Fund does not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.



A portion of the distributions from Columbia Municipal Reserves may also be subject to alternative minimum taxes.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, BACAP and BACAP Distributors, LLC (an affiliated predecessor to the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.


In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.



Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, we can not predict what liability, if any, Nations Funds Trust will have in this matter.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- CLASS Z SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20



COLUMBIA MUNICIPAL RESERVES -- CLASS Z SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

--------------------------------------------------------------------------------


THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATIONS -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

Where to find more information
(QUESTION MARK GRAPHIC)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You'll find more information about Columbia Money Market Funds in the following documents:


      ANNUAL AND SEMI-ANNUAL REPORTS



      The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Funds and their policies. The
                   SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


      You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia
      Funds:


      By telephone: 1.800.345.6611

      By mail:

      COLUMBIA FUNDS

      C/O COLUMBIA FUNDS SERVICES
      P.O. BOX 8081
      BOSTON, MA 02266-8081


      On the Internet: WWW.COLUMBIAFUNDS.COM


      Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:

Columbia Funds Series Trust, 811-09645


PRO-36/90456-0905

           The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
                Money Market Funds
                ----------------------------------------------------------------
                Prospectus -- Adviser Class Shares

                November 18, 2005




(WHITE BAR)


   PRELIMINARY PROSPECTUS DATED SEPTEMBER 26, 2005

   SUBJECT TO COMPLETION

   COLUMBIA GOVERNMENT PLUS RESERVES
   COLUMBIA PRIME RESERVES




   THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.



   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   -----------------------------------
                             NOT FDIC INSURED
                   -----------------------------------
                              MAY LOSE VALUE
                   -----------------------------------
                            NO BANK GUARANTEE
                   -----------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS


IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.






 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 29.


YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.


This prospectus offers Adviser Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP OR THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.





 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 15.


--------------------------------------------------------------------------------



COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          8
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     12
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       15


About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         17
     How orders are processed                                   18
  How selling and servicing agents are paid                     22
  Distributions and taxes                                       24
  Legal matters                                                 26
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            27
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   29
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH GRAPHIC)   PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                       Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

(BAR CHART GRAPHIC)    A LOOK AT THE FUND'S PERFORMANCE
                       Because the Fund has not been in operation for a full
                       calendar year, no performance information is included in
                       the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.



         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)



         MANAGEMENT FEES(1)                                              0.27%



         Shareholder servicing fees                                      0.25%



                                                                         0.05%
         Other expenses(2)                                                --------



         Total annual Fund operating expenses                            0.57%



                                                                        (0.12)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(3)                                            ========



      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         ADVISER CLASS SHARES                                      $46      $171

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.



The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. government obligations, including U.S. Treasury obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

--------------------------------------------------------------------------------







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH GRAPHIC)   PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                       Columbia Prime Reserves has the following risks:


    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.



      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


(BAR CHART GRAPHIC)    A LOOK AT THE FUND'S PERFORMANCE
                       Because the Fund has not been in operation for a full
                       calendar year, no performance information is included in
                       the prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.



         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)



         MANAGEMENT FEES(1)                                              0.27%



         Shareholder servicing fees                                      0.25%



                                                                         0.01%
         Other expenses(2)                                                --------



         Total annual Fund operating expenses                            0.53%



                                                                        (0.12)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.41%
         Total net expenses(3)                                            ========



      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------

      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         ADVISER CLASS SHARES                                      $42      $158

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.



      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.


      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.


      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.



      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.



      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

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BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, INC. AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


ON SEPTEMBER 30, 2005, BACAP WILL CHANGE ITS NAME TO COLUMBIA MANAGEMENT ADVISORS, LLC.


--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.


The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.


Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.


The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  COLUMBIA GOVERNMENT PLUS RESERVES                              0.20%



  COLUMBIA PRIME RESERVES                                        0.20%


INVESTMENT SUB-ADVISER


Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:


  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

COLUMBIA MANAGEMENT
ADVISORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.


Columbia Management Advisers, Inc. is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisers, Inc. a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

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Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Adviser Class Shares of the Funds. Here are some general rules about this class of shares:

  - Adviser Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries.


  - The minimum initial investment is $5,000,000 for Columbia Prime Reserves and $100,000 for Columbia Government Plus Reserves. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Adviser Class Shares.


  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Adviser Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at 4:00 p.m. Eastern time each business day (unless the Fund closes early).

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:



  - 4:00 p.m. Eastern time for Columbia Government Plus Reserves



  - 1:00 p.m. Eastern time for Columbia Prime Reserves


Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Adviser Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire on the same business day that the Fund, Distributor, Transfer Agent or their agents receive your order in good form.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.


        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.



        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.


      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

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(ARROW GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Adviser Class Shares of a Fund for Adviser Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

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THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SHAREHOLDER SERVICING FEES

Servicing agents are compensated for providing services to investors under a shareholder servicing plan.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Adviser Class Shares of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

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HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, BACAP and BACAP Distributors, LLC (an affiliated predecessor to the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.


In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.



Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, we can not predict what liability, if any, Nations Funds Trust will have in this matter.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- ADVISER CLASS SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.45%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.55%            $10,455.00      $ 46.02
       2           10.25%            $11,025.00             9.31%            $10,930.70      $ 48.12
       3           15.76%            $11,576.25            14.28%            $11,428.05      $ 50.31
       4           21.55%            $12,155.06            19.48%            $11,948.03      $ 52.60
       5           27.63%            $12,762.82            24.92%            $12,491.66      $ 54.99
       6           34.01%            $13,400.96            30.60%            $13,060.03      $ 57.49
       7           40.71%            $14,071.00            36.54%            $13,654.26      $ 60.11
       8           47.75%            $14,774.55            42.76%            $14,275.53      $ 62.84
       9           55.13%            $15,513.28            49.25%            $14,925.07      $ 65.70
      10           62.89%            $16,288.95            56.04%            $15,604.16      $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $566.87



COLUMBIA PRIME RESERVES -- ADVISER CLASS SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.41%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.59%            $10,459.00      $ 41.94
       2           10.25%            $11,025.00              9.39%            $10,939.07      $ 43.87
       3           15.76%            $11,576.25             14.41%            $11,441.17      $ 45.88
       4           21.55%            $12,155.06             19.66%            $11,966.32      $ 47.99
       5           27.63%            $12,762.82             25.16%            $12,515.58      $ 50.19
       6           34.01%            $13,400.96             30.90%            $13,090.04      $ 52.49
       7           40.71%            $14,071.00             36.91%            $13,690.87      $ 54.90
       8           47.75%            $14,774.55             43.19%            $14,319.28      $ 57.42
       9           55.13%            $15,513.28             49.77%            $14,976.54      $ 60.06
      10           62.89%            $16,288.95             56.64%            $15,663.96      $ 62.81
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,663.96
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $517.54

--------------------------------------------------------------------------------


THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


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Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

Where to find more information

(QUESTION MARK GRAPHIC)


You'll find more information about Columbia Money Market Funds in the following documents:


      ANNUAL AND SEMI-ANNUAL REPORTS



      The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Funds and their policies. The
                   SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


      You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia
      Funds:


      By telephone: 1.800.353.0828 (Institutional Investors)
                    1.800.345.6611 (Individual Investors)

      By mail:

      COLUMBIA FUNDS

      C/O COLUMBIA FUNDS SERVICES
      P.O. BOX 8081
      BOSTON, MA 02266-8081


      On the Internet: WWW.COLUMBIAFUNDS.COM


      Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:

Columbia Funds Series Trust, 811-09645


PRO-36/90251-0905

           The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
                Money Market Funds
                ----------------------------------------------------------------
                Prospectus -- Capital Class Shares

                November 18, 2005






(WHITE BAR)


   PRELIMINARY PROSPECTUS DATED SEPTEMBER 26, 2005

   SUBJECT TO COMPLETION

   COLUMBIA GOVERNMENT PLUS RESERVES
   COLUMBIA PRIME RESERVES




   THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.



   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   -----------------------------------
                             NOT FDIC INSURED
                   -----------------------------------
                              MAY LOSE VALUE
                   -----------------------------------
                            NO BANK GUARANTEE
                   -----------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS


IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.






 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 26.


YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.


This prospectus offers Capital Class Shares of the Funds. This class of shares is designed primarily for eligible institutional and individual investors on a direct basis or through certain financial institutions or intermediaries. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP OR THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.





 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 15.


--------------------------------------------------------------------------------



COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          8
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     12
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       15


About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         17
      How orders are processed                                  18
  Distributions and taxes                                       21
  Legal matters                                                 23
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            24
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   26
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.



         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Other expenses(2)                                               0.05%
                                                                          --------



         Total annual Fund operating expenses                            0.32%



         Fee waivers and/or reimbursements                              (0.12)%
                                                                          --------



         Total net expenses(3)                                           0.20%
                                                                          ========



      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CAPITAL CLASS SHARES                                      $20       $91

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.



The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. government obligations, including U.S. Treasury obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Prime Reserves has the following risks:

    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.



      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.



         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Other expenses(2)                                               0.01%
                                                                          --------



         Total annual Fund operating expenses                            0.28%



         Fee waivers and/or reimbursements                              (0.12)%
                                                                          --------



         Total net expenses(3)                                           0.16%
                                                                          ========



      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         CAPITAL CLASS SHARES                                      $16       $78

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.


      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.


      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.



      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, INC. AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


ON SEPTEMBER 30, 2005, BACAP WILL CHANGE ITS NAME TO COLUMBIA MANAGEMENT ADVISORS, LLC.


--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.


The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.


Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.


The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  COLUMBIA GOVERNMENT PLUS RESERVES                              0.20%



  COLUMBIA PRIME RESERVES                                        0.20%


INVESTMENT SUB-ADVISER


Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:


  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the

Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

--------------------------------------------------------------------------------


The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, Inc. a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.



In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING, EXCHANGING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


This prospectus offers Capital Class Shares of the Funds. Here are some general rules about this class of shares:

  - Capital Class Shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions or intermediaries.


  - The minimum initial investment is $5,000,000 for Columbia Prime Reserves and $1,000,000 for Columbia Government Plus Reserves. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary agent or custodian may no longer be eligible to purchase or hold Capital Class Shares.


  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Capital Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at 4:00 p.m. Eastern time each business day (unless the Fund closes early).

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities.

Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:



  - 4:00 p.m. Eastern time for Columbia Government Plus Reserves



  - 1:00 p.m. Eastern time for Columbia Prime Reserves


Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(BUYING SHARES            BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Capital Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

            If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------


(SELLING SHARES           SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire on the same business day that the Fund, Distributor, Transfer Agent or their agents receive your order in good form.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.


        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.



        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------


       EXCHANGING SHARES

       (EXCHANGING SHARES GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Capital Class Shares of a Fund for Capital Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, BACAP and BACAP Distributors, LLC (an affiliated predecessor to the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.


In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.



Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, we can not predict what liability, if any, Nations Funds Trust will have in this matter.

Additional hypothetical fees and expense information


The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- CAPITAL CLASS SHARES



          ANNUAL EXPENSE RATIO          INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
                  0.20%                               $10,000.00                             5%
                      CUMULATIVE RETURN HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                       BEFORE FEES AND  END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
         YEAR             EXPENSES       FEES & EXPENSES         EXPENSES       FEES AND EXPENSES   EXPENSES
          1                 5.00%           $10,500.00             4.80%            $10,480.00      $ 20.48
          2                10.25%           $11,025.00             9.83%            $10,983.04      $ 21.46
          3                15.76%           $11,576.25            15.10%            $11,510.23      $ 22.49
          4                21.55%           $12,155.06            20.63%            $12,062.72      $ 23.57
          5                27.63%           $12,762.82            26.42%            $12,641.73      $ 24.70
          6                34.01%           $13,400.96            32.49%            $13,248.53      $ 25.89
          7                40.71%           $14,071.00            38.84%            $13,884.46      $ 27.13
          8                47.75%           $14,774.55            45.51%            $14,550.91      $ 28.44
          9                55.13%           $15,513.28            52.49%            $15,249.36      $ 29.80
          10               62.89%           $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES & EXPENSES       $ 6,288.95
    TOTAL GAIN AFTER FEES & EXPENSES                                                $ 5,981.33
    TOTAL ANNUAL FEES & EXPENSES PAID                                                               $255.20



COLUMBIA PRIME RESERVES -- CAPITAL CLASS SHARES



          ANNUAL EXPENSE RATIO          INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
                  0.16%                               $10,000.00                              5%
                      CUMULATIVE RETURN HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                       BEFORE FEES AND  END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
         YEAR             EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
          1                 5.00%           $10,500.00              4.84%            $10,484.00      $ 16.39
          2                10.25%           $11,025.00              9.91%            $10,991.43      $ 17.18
          3                15.76%           $11,576.25             15.23%            $11,523.41      $ 18.01
          4                21.55%           $12,155.06             20.81%            $12,081.14      $ 18.88
          5                27.63%           $12,762.82             26.66%            $12,665.87      $ 19.80
          6                34.01%           $13,400.96             32.79%            $13,278.90      $ 20.76
          7                40.71%           $14,071.00             39.22%            $13,921.60      $ 21.76
          8                47.75%           $14,774.55             45.95%            $14,595.40      $ 22.81
          9                55.13%           $15,513.28             53.02%            $15,301.82      $ 23.92
          10               62.89%           $16,288.95             60.42%            $16,042.43      $ 25.08
    TOTAL GAIN BEFORE FEES & EXPENSES       $ 6,288.95
    TOTAL GAIN AFTER FEES & EXPENSES                                                 $ 6,042.43
    TOTAL ANNUAL FEES & EXPENSES PAID                                                                $204.58

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THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


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Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Where to find more information
(QUESTION MARK GRAPHIC)

You'll find more information about Columbia Money Market Funds in the following documents:


      ANNUAL AND SEMI-ANNUAL REPORTS



      The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Funds and their policies. The
                   SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


      You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia
      Funds:


      By telephone: 1.800.353.0828 (Institutional Investors)
                       1.800.345.6611 (Individual Investors)

      By mail:

      COLUMBIA FUNDS

      C/O COLUMBIA FUNDS SERVICES
      P.O. BOX 8081
      BOSTON, MA 02266-8081


      On the Internet: WWW.COLUMBIAFUNDS.COM


      Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number:

Columbia Funds Series Trust, 811-09645


PRO-36/90454-0905

           The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
                Money Market Funds
                ----------------------------------------------------------------
                Prospectus -- Trust Class Shares
                November 18, 2005



(WHITE BAR)


   PRELIMINARY PROSPECTUS DATED SEPTEMBER 26, 2005

   SUBJECT TO COMPLETION

   COLUMBIA GOVERNMENT PLUS RESERVES
   COLUMBIA PRIME RESERVES




   THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.



   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   -----------------------------------
                             NOT FDIC INSURED
                   -----------------------------------
                              MAY LOSE VALUE
                   -----------------------------------
                            NO BANK GUARANTEE
                   -----------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS


IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.






 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 28.


YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

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This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.


This prospectus offers Trust Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts for which they act as fiduciary, agent or custodian. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP OR THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.





 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 15.


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COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          8
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     12
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       15


About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         17
      How orders are processed                                  18
  Shareholder administration fees                               22
  Distributions and taxes                                       23
  Legal matters                                                 25
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            26
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   28
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.



         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                               0.27%



         Shareholder administration fees                                  0.10%



         Other expenses(2)                                                0.05%
                                                                           -------



         Total annual Fund operating expenses                             0.42%



         Fee waivers and/or reimbursements                               (0.12)%
                                                                           -------



         Total net expenses(3)                                            0.30%
                                                                           =======



      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         TRUST CLASS SHARES                                        $31      $123

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.
                   The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. government obligations, including U.S. Treasury obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Prime Reserves has the following risks:


    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.



      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.



         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                               0.27%



         Shareholder administration fees                                  0.10%



         Other expenses(2)                                                0.01%
                                                                           -------



         Total annual Fund operating expenses                             0.38%



         Fee waivers and/or reimbursements                               (0.12)%
                                                                           -------



         Total net expenses(3)                                            0.26%
                                                                           =======



      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         TRUST CLASS SHARES                                        $27      $110

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.


      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.


      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.



      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, INC. AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


ON SEPTEMBER 30, 2005, BACAP WILL CHANGE ITS NAME TO COLUMBIA MANAGEMENT ADVISORS, LLC.


--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.


The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.


Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.


The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  COLUMBIA GOVERNMENT PLUS RESERVES                              0.20%



  COLUMBIA PRIME RESERVES                                        0.20%


INVESTMENT SUB-ADVISER


Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:


  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the

Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, Inc. is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, Inc. a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to Columbia Management Advisors, Inc. or financial institutions for providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------

Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Trust Class Shares of the Funds. Here are some general rules about this class of shares:

  - Trust Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries, including financial planners and investment advisers

     - institutional investors

     - charitable foundations

     - endowments


     - other funds in the Columbia Funds Family.



  - The minimum initial investment is $5,000,000 for Columbia Prime Reserves and $250,000 for Columbia Government Plus Reserves. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Trust Class Shares.


  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

   You'll find more information about buying, selling and exchanging Trust Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

   The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

   Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at 4:00 p.m. Eastern time each business day (unless the Fund closes early).

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Fund, Distributors Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:



  - 4:00 p.m. Eastern time for Columbia Government Plus Reserves



  - 1:00 p.m. Eastern time for Columbia Prime Reserves


Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Trust Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

--------------------------------------------------------------------------------



(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire on the same business day that the Fund, Distributor, Transfer Agent or their agents receive your order in good form.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.


        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.



        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.


      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES     EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Trust Class Shares of a Fund (some exceptions apply) for:

              - Class Z shares of all other Funds distributed by the
                Distributor, except Money Market Funds

              - Trust Class Shares of Money Market Funds distributed by the
                Distributor.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

Shareholder administration fees
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Trust Class Shares of the Funds under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

The Adviser and Distributor may pay significant amounts from their own assets to servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including servicing agents, for providing these types of services or incurring these types of costs.


These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your servicing agent.

Distributions and taxes
(DISTRIBUTIONS AND TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records


  - the IRS informs us that you are otherwise subject to backup withholding


The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, BACAP and BACAP Distributors LLC (an affiliated predecessor to the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.


In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.



Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, we can not predict what liability, if any, Nations Funds Trust will have in this matter.

Additional hypothetical fees and expense information


The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- TRUST CLASS SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00             9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25            14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06            20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82            25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96            31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00            37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55            44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28            51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95            58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $380.84



COLUMBIA PRIME RESERVES -- TRUST CLASS SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.26%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.74%            $10,474.00      $ 26.62
       2           10.25%            $11,025.00              9.70%            $10,970.47      $ 27.88
       3           15.76%            $11,576.25             14.90%            $11,490.47      $ 29.20
       4           21.55%            $12,155.06             20.35%            $12,035.12      $ 30.58
       5           27.63%            $12,762.82             26.06%            $12,605.58      $ 32.03
       6           34.01%            $13,400.96             32.03%            $13,203.08      $ 33.55
       7           40.71%            $14,071.00             38.29%            $13,828.91      $ 35.14
       8           47.75%            $14,774.55             44.84%            $14,484.40      $ 36.81
       9           55.13%            $15,513.28             51.71%            $15,170.96      $ 38.55
      10           62.89%            $16,288.95             58.90%            $15,890.07      $ 40.38
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,890.07
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $330.74

--------------------------------------------------------------------------------


THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Where to find more information
(QUESTION MARK GRAPHIC)


You'll find more information about Columbia Money Market Funds in the following documents:


      ANNUAL AND SEMI-ANNUAL REPORTS



      The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Funds and their policies. The
                   SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


      You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia
      Funds:


      By telephone: 1.800.353.0828 (Institutional Investors)
                    1.800.345.6611 (Individual Investors)

      By mail:

      COLUMBIA FUNDS

      C/O COLUMBIA FUNDS SERVICES
      P.O. BOX 8081
      BOSTON, MA 02266-8081


      On the Internet: WWW.COLUMBIAFUNDS.COM


      Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number:

Columbia Funds Series Trust, 811-09645


PRO-36/90361-0905

           The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
                Money Market Funds
                ----------------------------------------------------------------
                Prospectus -- G-Trust Shares

                November 18, 2005

(WHITE BAR)


   PRELIMINARY PROSPECTUS DATED SEPTEMBER 26, 2005

   SUBJECT TO COMPLETION

   COLUMBIA GOVERNMENT PLUS RESERVES

   COLUMBIA MONEY MARKET RESERVES


   (FORMERLY, NATIONS MONEY MARKET RESERVES)



   COLUMBIA GOVERNMENT RESERVES


   (FORMERLY, NATIONS GOVERNMENT RESERVES)


   COLUMBIA CONNECTICUT MUNICIPAL RESERVES

   COLUMBIA TAX-EXEMPT RESERVES


   (FORMERLY, NATIONS TAX-EXEMPT RESERVES)

   COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES

   COLUMBIA NEW YORK TAX-EXEMPT RESERVES


   (FORMERLY, NATIONS NEW YORK TAX-EXEMPT RESERVES)


   THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.



   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   -----------------------------------
                             NOT FDIC INSURED
                   -----------------------------------
                              MAY LOSE VALUE
                   -----------------------------------
                            NO BANK GUARANTEE
                   -----------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS


IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.






 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 56.


YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. SUBJECT TO CERTAIN LIMITED EXCEPTIONS, COLUMBIA GOVERNMENT PLUS RESERVES, COLUMBIA MONEY MARKET RESERVES, COLUMBIA GOVERNMENT RESERVES, COLUMBIA TAX-EXEMPT RESERVES AND COLUMBIA NEW YORK TAX-EXEMPT RESERVES ARE NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. PLEASE SEE EACH FUND'S DESCRIPTION FOR MORE INFORMATION.


This prospectus offers G-Trust Shares of the Funds. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP OR THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.





 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 39.


--------------------------------------------------------------------------------



COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
  (FORMERLY, NATIONS MONEY MARKET RESERVES)
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    12
  (FORMERLY, NATIONS GOVERNMENT RESERVES)
------------------------------------------------------------------
COLUMBIA CONNECTICUT MUNICIPAL RESERVES                         17
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    21
  (FORMERLY, NATIONS TAX-EXEMPT RESERVES)
------------------------------------------------------------------
COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES                       26
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           30
  (FORMERLY, NATIONS NEW YORK TAX-EXEMPT RESERVES)
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     36
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       39


About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         42
      How orders are processed                                  43
  Distributions and taxes                                       47
  Legal matters                                                 50
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            51
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TERMS USED IN THIS PROSPECTUS                                   56
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WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.

      Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.27%



         Other expenses(2)                                              0.05%
                                                                         -----



         Total annual Fund operating expenses                           0.32%



         Fee waivers and/or reimbursements                             (0.12)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====



      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         G-TRUST SHARES                                            $20       $91

COLUMBIA MONEY MARKET RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.


      Columbia Money Market Reserves has the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.78%    5.28%    5.62%    5.55%    5.21%    6.46%    4.15%    1.73%    1.05%    1.24%



              *Year-to-date return as of June 30, 2005: 1.27%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.65%
         WORST: 2ND QUARTER 2004:                    0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                    1.24%    2.91%      4.19%     4.82%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS DECEMBER 7, 1988.


--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Other expenses                                                 0.02%
                                                                         -----



         Total annual Fund operating expenses                           0.27%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $80      $145       $336

COLUMBIA GOVERNMENT RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.


      Columbia Government Reserves has the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.89%    5.33%    5.50%    5.42%    5.03%    6.33%    4.06%    1.67%    1.04%    1.20%



              *Year-to-date return as of June 30, 2005: 1.23%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.62%
         WORST: 2ND QUARTER 2004:                    0.22%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                    1.20%     2.84%     4.13%      3.97%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS JANUARY 17, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Other expenses                                                 0.03%
                                                                         -----



         Total annual Fund operating expenses                           0.28%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The Investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $82      $149       $348

COLUMBIA CONNECTICUT MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund invests at least 80% of its net assets
                   (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on behalf of the State of
                   Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal circumstances, the Fund will invest no more than 20%
                   of its net assets in taxable obligations, such as U.S. government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Connecticut Municipal Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - LACK OF DIVERSIFICATION -- The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

      - SINGLE STATE RISK -- Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

      - PASS-THROUGH CERTIFICATES RISK -- The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Other expenses(2)                                              0.08%
                                                                         -----



         Total annual Fund operating expenses                           0.33%



         Fee waivers and/or reimbursements                             (0.13)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====



      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         G-TRUST SHARES                                            $20       $93

COLUMBIA TAX-EXEMPT RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.


      Columbia Tax-Exempt Reserves has the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.


      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.91%    1.04%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                     0.37%
         WORST: 3RD QUARTER 2003:                    0.19%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CAPITAL CLASS SHARES                                      1.04%     1.04%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS JUNE 13, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Other expenses                                                 0.03%
                                                                         -----



         Total annual Fund operating expenses                           0.28%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $82      $149       $348

COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund invests at least 80% of its net assets
                   (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of
                   Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Massachusetts Municipal Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - LACK OF DIVERSIFICATION -- The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

      - SINGLE STATE RISK -- Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

      - PASS-THROUGH CERTIFICATES RISK -- The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Other expenses(2)                                              0.06%
                                                                         -----



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.11)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====



      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         G-TRUST SHARES                                            $20       $89

COLUMBIA NEW YORK TAX-EXEMPT RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.


      Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.


      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.


      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.94%    1.06%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                     0.36%
         WORST: 3RD QUARTER 2003:                    0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CAPITAL CLASS SHARES                                      1.06%     1.08%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

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(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Other expenses                                                  0.28%
                                                                       -------



                                                                         0.53%
         Total annual Fund operating expenses



         Fee waivers and/or reimbursements                             (0.33)%
                                                                       -------



         Total net expenses(3)                                           0.20%
                                                                       =======


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20      $137      $263       $633

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less


        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves and Columbia New York Tax-Exempt Reserves)



        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.


      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.



      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.


      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.


      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.



      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.



      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, INC. AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


ON SEPTEMBER 30, 2005, BACAP WILL CHANGE ITS NAME TO COLUMBIA MANAGEMENT ADVISORS, LLC.


--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.


The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.


Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.


The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                           0.20%         N/A



  COLUMBIA MONEY MARKET RESERVES                              0.15%       0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%       0.12%



  COLUMBIA CONNECTICUT MUNICIPAL RESERVES                     0.15%         N/A



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%       0.12%



  COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES                   0.15%         N/A



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%       0.15%





INVESTMENT SUB-ADVISER


Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

--------------------------------------------------------------------------------


The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. Except for Columbia Government Plus Reserves, the Funds pay Columbia Management Advisors, Inc. a fee of 0.10% for its services, plus certain out-of-pocket expenses. Columbia Government Plus Reserves pays a fee of 0.07%. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.



In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


This prospectus offers G-Trust Shares of the Funds. Here are some general rules about this class of shares:

G-Trust Shares of the Funds are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

You'll find more information about buying, selling and exchanging G-Trust Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):


  - 5:00 p.m. Eastern time each business day for each share class of Columbia Money Market Reserves


  - 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves


  - 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves



  - 12:00 noon Eastern time each business day for each share class of Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia New York Tax-Exempt Reserves



  - 11:00 a.m. Eastern time and 4:00 p.m. Eastern time each business day for each share class of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves


First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:


  - 5:00 p.m. Eastern time for Columbia Money Market Reserves, except:



    - Orders must be received for Columbia Money Market Reserves by 3:00 p.m. Eastern time on business days that precede the national holidays observed by the Fund


  - 4:00 p.m. Eastern time for Columbia Government Plus Reserves


  - 2:30 p.m. Eastern time for Columbia Government Reserves



  - 12:00 noon Eastern time for Columbia Tax-Exempt Reserves



  - 11:30 a.m. Eastern time for Columbia New York Tax-Exempt Reserves



  - for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, if your order to buy the shares is received and accepted by the Transfer Agent by 11:00 a.m. Eastern time, the price you pay will be the net asset value per share next determined (and you'll receive that day's dividend) if the Fund or its agents receive the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by the Transfer Agent after 11:00 a.m. Eastern time but before 4:00 p.m. Eastern time, the price you pay will be the net asset value per share next determined (and you'll begin receiving dividends the next day) if the Fund or its agents receive the purchase price in immediately available funds by 4:00 p.m. on the day of your order.


Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(PLUS SIGN DOLLAR         BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy G-Trust Shares at net asset value per share.


        - Except for the requirements for Columbia Connecticut Municipal Money Market Fund and Columbia Massachusetts Municipal Money Market Fund discussed under HOW ORDERS ARE PROCESSED, we must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).


            If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.


        - There is no minimum amount for initial or additional investments.



        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.


        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(MINUS SIGN DOLLAR        SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:


        - We normally send the sale proceeds by Fedwire on the next business day following the day that the Fund, Distributor, Transfer Agent or their agents receive your order in good form.


        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.


        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves, Columbia Money Market Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.



        - We can delay payment of the sale proceeds of Columbia Connecticut Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.



        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.


      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------


       EXCHANGING SHARES

       (ARROWS GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange G-Trust Shares of a Fund for G-Trust Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Distributions and taxes
(TAX DOLLAR GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.


COLUMBIA CONNECTICUT MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES



In general, you will not be subject to federal income tax on distributions from Columbia Connecticut Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia Massachusetts Municipal Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia Connecticut Municipal Reserves of its interest income from Connecticut Municipal Securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.


Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.


A portion of the distributions from Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, BACAP and BACAP Distributors, LLC (an affiliated predecessor to the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.


In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.



Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, we can not predict what liability, if any, Nations Funds Trust will have in this matter.

Additional hypothetical fees and expense information


The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- G-TRUST SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20



COLUMBIA MONEY MARKET RESERVES -- G-TRUST SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20

COLUMBIA GOVERNMENT RESERVES -- G-TRUST SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20


COLUMBIA CONNECTICUT MUNICIPAL RESERVES -- G-TRUST SHARES


      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

COLUMBIA TAX-EXEMPT RESERVES -- G-TRUST SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20


COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES -- G-TRUST SHARES


      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- G-TRUST SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

--------------------------------------------------------------------------------


THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.


MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Where to find more information
(QUESTION MARK GRAPHIC)

You'll find more information about Columbia Money Market Funds in the following documents:


      ANNUAL AND SEMI-ANNUAL REPORTS



      The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Funds and their policies. The
                   SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


      You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia
      Funds:


      By telephone: 1.800.353.0828 (Institutional Investors)
                       1.800.345.6611 (Individual Investors)

      By mail:

      COLUMBIA FUNDS

      C/O COLUMBIA FUNDS SERVICES
      P.O. BOX 8081
      BOSTON, MA 02266-8081


      On the Internet: WWW.COLUMBIAFUNDS.COM


      Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number:

Columbia Funds Series Trust, 811-09645


PRO-36/90458-0905

           The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
                Money Market Funds
                ----------------------------------------------------------------
                Prospectus -- Retail A Shares

                November 18, 2005

(WHITE BAR)


   PRELIMINARY PROSPECTUS DATED SEPTEMBER 26, 2005

   SUBJECT TO COMPLETION

   COLUMBIA GOVERNMENT PLUS RESERVES

   COLUMBIA MONEY MARKET RESERVES


   (FORMERLY, NATIONS MONEY MARKET RESERVES)



   COLUMBIA GOVERNMENT RESERVES


   (FORMERLY, NATIONS GOVERNMENT RESERVES)


   COLUMBIA CONNECTICUT MUNICIPAL RESERVES

   COLUMBIA TAX-EXEMPT RESERVES


   (FORMERLY, NATIONS TAX-EXEMPT RESERVES)


   COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES

   COLUMBIA NEW YORK TAX-EXEMPT RESERVES


   (FORMERLY, NATIONS NEW YORK TAX-EXEMPT RESERVES)


   THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   -----------------------------------
                             NOT FDIC INSURED
                   -----------------------------------
                              MAY LOSE VALUE
                   -----------------------------------
                            NO BANK GUARANTEE
                   -----------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS


IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.






 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 58.


YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. SUBJECT TO CERTAIN LIMITED EXCEPTIONS, COLUMBIA GOVERNMENT PLUS RESERVES, COLUMBIA MONEY MARKET RESERVES, COLUMBIA GOVERNMENT RESERVES, COLUMBIA CONNECTICUT MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES AND COLUMBIA NEW YORK TAX-EXEMPT RESERVES ARE NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. PLEASE SEE EACH FUND'S DESCRIPTION FOR MORE INFORMATION.


This prospectus offers Retail A Shares of the Funds. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP OR THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.





 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 39.


--------------------------------------------------------------------------------



COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
  (FORMERLY, NATIONS MONEY MARKET RESERVES)
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    12
  (FORMERLY, NATIONS GOVERNMENT RESERVES)
------------------------------------------------------------------
COLUMBIA CONNECTICUT MUNICIPAL RESERVES                         17
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    21
  (FORMERLY, NATIONS TAX-EXEMPT RESERVES)
------------------------------------------------------------------
COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES                       26
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           30
  (FORMERLY, NATIONS NEW YORK TAX-EXEMPT RESERVES)
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     36
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       39


About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         41
     How orders are processed                                   42
  How selling and servicing agents are paid                     47
  Distributions and taxes                                       49
  Legal matters                                                 52
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            53
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   58
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

  - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

  - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

  - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

  - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

  - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.27%



         Shareholder servicing fees                                     0.10%



                                                                        0.05%
         Other expenses(2)                                               ------



         Total annual Fund operating expenses                           0.42%



                                                                       (0.12)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.30%
         Total net expenses(3)                                           ======



      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         RETAIL A SHARES                                           $31      $123

COLUMBIA MONEY MARKET RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.


Columbia Money Market Reserves has the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----
              4.95%**   6.20%    3.89%    1.48%    0.80%    0.99%



              *Year-to-date return as of June 30, 2005: 1.15%



              **The return disclosed has been revised from the 5.35% return disclosed in prior years'
                prospectuses.

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.59%
         WORST: 2ND QUARTER 2004:         0.17%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         ADVISER CLASS SHARES                              0.99%     2.65%     3.19%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS JULY 2, 1998.


--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder servicing fees                                     0.07%



                                                                        0.02%
         Other expenses                                                  ------



         Total annual Fund operating expenses                           0.34%



                                                                       (0.07)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.27%
         Total net expenses(3)                                           ======


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE
      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $28      $102      $184       $424

COLUMBIA GOVERNMENT RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   This Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
                   Under normal circumstances, the Fund will invest at least 80% of its assets in
                   U.S. government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.


Columbia Government Reserves has the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.55%    5.06%    5.24%    5.16%    4.77%    6.07%    3.80%    1.41%    0.78%    0.95%



              *Year-to-date return as of June 30, 2005: 1.11%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.56%
         WORST: 2ND QUARTER 2004:               0.16%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         ADVISER CLASS SHARES                    0.95%     2.58%     3.86%      3.88%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS SEPTEMBER 22, 1994.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder servicing fees                                     0.09%



                                                                        0.03%
         Other expenses                                                  ------



         Total annual Fund operating expenses                           0.37%



                                                                       (0.08)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.29%
         Total net expenses(3)                                           ======


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $30      $111      $200       $460

COLUMBIA CONNECTICUT MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund invests at least 80% of its net assets
                   (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on behalf of the State of
                   Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal circumstances, the Fund will invest no more than 20%
                   of its net assets in taxable obligations, such as U.S. government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirements stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Connecticut Municipal Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - LACK OF DIVERSIFICATION -- The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

      - SINGLE STATE RISK -- Because the Fund invests primarily in Connecticut municipal securities it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

      - PASS-THROUGH CERTIFICATES RISK -- The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Shareholder servicing fees                                     0.10%



         Other expenses(2)                                              0.08%
                                                                         ------



         Total annual Fund operating expenses                           0.43%



         Fee waivers and/or reimbursements                             (0.13)%
                                                                         ------



         Total net expenses(3)                                          0.30%
                                                                         ======



      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         RETAIL A SHARES                                           $31      $125

COLUMBIA TAX-EXEMPT RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.


Columbia Tax-Exempt Reserves has the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.


      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.66%    0.79%



              *Year-to-date return as of June 30, 2005: 0.85%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                   0.31%
         WORST: 1ST QUARTER 2004:                  0.13%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                                     1 YEAR    FUND*
         ADVISER CLASS SHARES                                        0.79%     0.78%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS AUGUST 9, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder servicing fees                                     0.09%



                                                                        0.03%
         Other expenses                                                  ------



         Total annual Fund operating expenses                           0.37%



                                                                       (0.08)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.29%
         Total net expenses(3)                                           ======


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $30      $111      $200       $460

COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund invests at least 80% of its net assets
                   (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of
                   Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirements stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Massachusetts Municipal Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - LACK OF DIVERSIFICATION -- The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

      - SINGLE STATE RISK -- Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

      - PASS-THROUGH CERTIFICATES RISK -- The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Shareholder servicing fees                                     0.08%



                                                                        0.06%
         Other expenses(2)                                               ------



         Total annual Fund operating expenses                           0.39%



                                                                       (0.11)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.28%
         Total net expenses(3)                                           ======



      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.



      (2)Other expenses are based on estimated amounts for the current fiscal year.



      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3 year example


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 YEAR   3 YEARS
         RETAIL A SHARES                                           $29      $114

COLUMBIA NEW YORK TAX-EXEMPT RESERVES


--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 39.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.


Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.


      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.


      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.84%    0.96%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        0.96%     0.98%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.



         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder servicing fees                                     0.10%



                                                                        0.28%
         Other expenses                                                  ------



         Total annual Fund operating expenses                           0.63%



                                                                       (0.33)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.30%
         Total net expenses(3)                                           ======


      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------

      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:


        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods


        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $31      $168      $319       $755

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less


        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves and Columbia New York Tax-Exempt Reserves)



        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.


      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.



      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.


      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.


      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.



      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.



      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, INC. AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


ON SEPTEMBER 30, 2005, BACAP WILL CHANGE ITS NAME TO COLUMBIA MANAGEMENT ADVISORS, LLC.


--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.


The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.


Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.


The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                           0.20%          N/A



  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA CONNECTICUT MUNICIPAL RESERVES                     0.15%          N/A



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES                   0.15%          N/A



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%




INVESTMENT SUB-ADVISER


Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:


  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

COLUMBIA MANAGEMENT
ADVISORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02110

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OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.


Columbia Management Advisers, Inc. is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. Except for Columbia Government Plus Reserves, the Funds pay Columbia Management Advisers, Inc. a fee of 0.10% for its services, plus certain out-of-pocket expenses. Columbia Government Plus Reserves pays a fee of 0.07%. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


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COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

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Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
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Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

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WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

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This prospectus offers Retail A Shares of the Funds. Here are some general rules about this class of shares:

  - Retail A Shares are only available to existing shareholders of Retail A Shares.

You'll find more information about buying, selling and exchanging Retail A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

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A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

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HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):


  - 5:00 p.m. Eastern time each business day for each share class of Columbia Money Market Reserves


  - 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves


  - 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves



  - 12:00 noon Eastern time each business day for each share class of Columbia Tax-Exempt Reserves



  - 11:30 a.m. Eastern time each business day for each share class of Columbia New York Tax-Exempt Reserves



  - 11:00 a.m. Eastern time and 4:00 p.m. Eastern time each business day for each share class of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves


First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:


  - 5:00 p.m. Eastern time for Columbia Money Market Reserves, except:



     - Orders must be received for Columbia Money Market Reserves by 3:00 p.m. Eastern time on business days that precede the national holidays observed by the Fund


  - 4:00 p.m. Eastern time for Columbia Government Plus Reserves


  - 2:30 p.m. Eastern time for Columbia Government Reserves



  - 12:00 noon Eastern time for Columbia Tax-Exempt Reserves



  - 11:30 a.m. Eastern time for Columbia New York Tax-Exempt Reserves



  - for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, if your order to buy the shares is received and accepted by the Transfer Agent by 11:00 a.m. Eastern time, the price you pay will be the net asset value per share next determined (and you'll receive that day's dividend) if the Fund or its agents receive the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by the Transfer Agent after 11:00 a.m. Eastern time but before 4:00 p.m. Eastern time, the price you pay will be the net asset value per share next determined (and you'll begin receiving dividends the next day) if the Fund or its agents receive the purchase price in immediately available funds by 4:00 p.m. on the day of your order.


Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

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THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

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(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Retail A Shares at net asset value per share.


        - Except for the requirements for Columbia Connecticut Municipal Money Market Fund and Columbia Massachusetts Municipal Money Market fund discussed under HOW ORDERS ARE PROCESSED. We must receive payment within three business days of your order date.


          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.


        - The minimum initial investment to open a Fund account is:



        - $2,500 for regular accounts



        - $100 for Coverdell Education Savings Accounts.

      Your financial adviser may impose alternative minimum investment requirements. There is generally no minimum initial investment if you participate in the Automatic Investment Program. You generally can make additional investments for as little as $100. See INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.


--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

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(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire on the same business day that the Fund, Distributor, Transfer Agent or their agents receive your order in good form.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.


        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves, Columbia Money Market Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.



        - We can delay payment of the sale proceeds of Columbia Connecticut Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.



        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:


        - if the value of your account falls below $250 (other than as a result of depreciation in share value). The Transfer Agent will send you 60 days' written notification of such action and provide details on how you can add money to your account to avoid this penalty


        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

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(ARROW GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:


        - You can generally exchange Retail A Shares of a Fund having a value of $100 for Retail A Shares of any other Fund distributed by the Distributor. Some exceptions apply.


        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.


INVESTOR PROGRAMS




It's easy to buy or sell shares of the Funds by using one of the programs described below. Just tell us the amount and how frequently you want to buy or sell shares and the Funds do the rest. For further information on any of these programs, call your financial adviser or the Transfer Agent at 1-800-353-0828 (Institutional Investors) or 1-800-345-6611 (Individual Investors).



  - AUTOMATIC INVESTMENT PROGRAM


    You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Coverdell Education Savings Accounts (Coverdell

Accounts), in which case the minimum investment is $40 a month or $125 a quarter.



  - COVERDELL ACCOUNTS


    You can save for college by opening a Coverdell Account. The minimum for initial and additional investments in a Coverdell Account is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.



  - CHECKWRITING


    You can sign up for checkwriting privileges by completing the signature card that accompanies the account application or by writing or calling the Transfer Agent at 1-800-353-0828 (Institutional Investors) to obtain a signature card. There is no limit on the number of checks you can write each month, although each check must be in an amount of at least $250. The Funds may impose a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.



  - DIRECT DEPOSIT PROGRAM


    This program lets you deposit your Social Security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.



  - SYSTEMATIC WITHDRAWAL PLAN


    You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.



You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to the Fund.



Please allow at least five days for the cancellation to be processed.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

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THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

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Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SHAREHOLDER SERVICING FEES

Servicing agents are compensated for providing services to investors under a shareholder servicing plan.


Servicing agents may receive a maximum annual shareholder servicing fee as follows of the average daily net assets of Retail A Shares of the Funds.



  - 0.10% of Columbia Government Plus Reserves, Columbia Connecticut Municipal Reserves and Columbia New York Tax-Exempt Reserves



  - 0.09% of Columbia Government Reserves and Columbia Tax-Exempt Reserves



  - 0.08% of Columbia Massachusetts Municipal Reserves



  - 0.07% of Columbia Money Market Reserves


Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

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HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.


COLUMBIA CONNECTICUT MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES



In general, you will not be subject to federal income tax on distributions from Columbia Connecticut Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia Massachusetts Municipal Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia Connecticut Municipal Reserves of its interest income from Connecticut municipal securities will not be subject to Connecticut State individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.


Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.


A portion of the distributions from Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, BACAP and BACAP Distributors, LLC (an affiliated predecessor to the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.


In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.



Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, we can not predict what liability, if any, Nations Funds Trust will have in this matter.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- RETAIL A SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00             9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25            14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06            20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82            25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96            31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00            37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55            44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28            51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95            58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $380.84



COLUMBIA MONEY MARKET RESERVES -- RETAIL A SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.27%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.73%            $10,473.00      $ 27.64
       2           10.25%            $11,025.00              9.68%            $10,968.37      $ 28.95
       3           15.76%            $11,576.25             14.87%            $11,487.18      $ 30.31
       4           21.55%            $12,155.06             20.31%            $12,030.52      $ 31.75
       5           27.63%            $12,762.82             26.00%            $12,599.56      $ 33.25
       6           34.01%            $13,400.96             31.96%            $13,195.52      $ 34.82
       7           40.71%            $14,071.00             38.20%            $13,819.67      $ 36.47
       8           47.75%            $14,774.55             44.73%            $14,473.34      $ 38.20
       9           55.13%            $15,513.28             51.58%            $15,157.93      $ 40.00
      10           62.89%            $16,288.95             58.75%            $15,874.90      $ 41.89
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,874.90
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $343.28

COLUMBIA GOVERNMENT RESERVES -- RETAIL A SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.29%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.71%            $10,471.00      $ 29.68
       2           10.25%            $11,025.00              9.64%            $10,964.18      $ 31.08
       3           15.76%            $11,576.25             14.81%            $11,480.60      $ 32.54
       4           21.55%            $12,155.06             20.21%            $12,021.33      $ 34.08
       5           27.63%            $12,762.82             25.88%            $12,587.54      $ 35.68
       6           34.01%            $13,400.96             31.80%            $13,180.41      $ 37.36
       7           40.71%            $14,071.00             38.01%            $13,801.21      $ 39.12
       8           47.75%            $14,774.55             44.51%            $14,451.25      $ 40.97
       9           55.13%            $15,513.28             51.32%            $15,131.90      $ 42.90
      10           62.89%            $16,288.95             58.45%            $15,844.61      $ 44.92
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,844.61
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $368.33


COLUMBIA CONNECTICUT MUNICIPAL RESERVES -- RETAIL A SHARES


      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00              9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25             14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06             20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82             25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96             31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00             37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55             44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28             51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95             58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $380.84

COLUMBIA TAX EXEMPT RESERVES -- RETAIL A SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.29%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.71%            $10,471.00      $ 29.68
       2           10.25%            $11,025.00              9.64%            $10,964.18      $ 31.08
       3           15.76%            $11,576.25             14.81%            $11,480.60      $ 32.54
       4           21.55%            $12,155.06             20.21%            $12,021.33      $ 34.08
       5           27.63%            $12,762.82             25.88%            $12,587.54      $ 35.68
       6           34.01%            $13,400.96             31.80%            $13,180.41      $ 37.36
       7           40.71%            $14,071.00             38.01%            $13,801.21      $ 39.12
       8           47.75%            $14,774.55             44.51%            $14,451.25      $ 40.97
       9           55.13%            $15,513.28             51.32%            $15,131.90      $ 42.90
      10           62.89%            $16,288.95             58.45%            $15,844.61      $ 44.92
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,844.61
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $368.33


COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES -- RETAIL A SHARES


      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.28%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.72%            $10,472.00      $ 28.66
       2           10.25%            $11,025.00              9.66%            $10,966.28      $ 30.01
       3           15.76%            $11,576.25             14.84%            $11,483.89      $ 31.43
       4           21.55%            $12,155.06             20.26%            $12,025.93      $ 32.91
       5           27.63%            $12,762.82             25.94%            $12,593.55      $ 34.47
       6           34.01%            $13,400.96             31.88%            $13,187.97      $ 36.09
       7           40.71%            $14,071.00             38.10%            $13,810.44      $ 37.80
       8           47.75%            $14,774.55             44.62%            $14,462.29      $ 39.58
       9           55.13%            $15,513.28             51.45%            $15,144.91      $ 41.45
      10           62.89%            $16,288.95             58.60%            $15,859.75      $ 43.41
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,859.75
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $355.82

COLUMBIA NEW YORK TAX EXEMPT RESERVES -- RETAIL A SHARES



      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00              9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25             14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06             20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82             25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96             31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00             37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55             44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28             51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95             58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $380.84

--------------------------------------------------------------------------------


THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.


MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

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Where to find more information
(QUESTION MARK GRAPHIC)


You'll find more information about Columbia Money Market Funds in the following documents:


      ANNUAL AND SEMI-ANNUAL REPORTS



      The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Funds and their policies. The
                   SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


      You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia
      Funds:


      By telephone: 1.800.353.0828 (Institutional Investors)
                    1.800.345.6611 (Individual Investors)

      By mail:

      COLUMBIA FUNDS

      C/O COLUMBIA FUNDS SERVICES
      P.O. BOX 8081
      BOSTON, MA 02266-8081


      On the Internet: WWW.COLUMBIAFUNDS.COM


      Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:

Columbia Funds Series Trust, 811-09645


PRO-36/90457/0905